Shareholders’ Equity (Details Narrative) - USD ($)			1 Months Ended			9 Months Ended	12 Months Ended
	Nov. 09, 2022	Aug. 31, 2021	Oct. 31, 2021	Jun. 30, 2021	Feb. 29, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2023	Jun. 04, 2018
Class of Stock [Line Items]
Preferred stock, shares authorized						4,000,000	4,000,000	4,000,000		4,000,000
Preferred stock, par value						$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares issued						0	0	0		1,702
Preferred stock, shares outstanding						0	0	0		1,702
Common stock, shares authorized							55,000,000			55,000,000
Common stock, par value							$ 0.0001			$ 0.0001
Common stock, shares, issued							4,454,665			9,164,364
Common stock outstanding							4,454,665			9,164,364
Number of shares issued						$ 103,985,045
Proceeds from of common stock gross						25,000
Proceeds from issuance of units (net of offering costs)						$ 111,575,715
Number of shares issued, shares							1,500,000
Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						15,000,000	15,000,000	15,000,000
Preferred stock, par value						$ 0.0000001	$ 0.0000001	$ 0.0000001
Preferred stock, shares issued						0	0	0
Preferred stock, shares outstanding						0	0	0
Common stock, shares authorized						300,000,000	300,000,000	300,000,000
Common stock, par value						$ 0.0000001	$ 0.0000001	$ 0.0000001
Common stock, shares, issued						78,353,333	78,353,333	78,353,333
Common stock outstanding						78,353,333	78,353,333	78,353,333
Preferred share redemption							$ (225,000)
Share price per						$ 0.75		$ 0.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							9,178,000	36,945,357
Weighted average exercised							10 years	10 years
Number of Shares, Exercised								1,000,000
Number of options, exercise price								$ 0.30
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares								17,495,357
Sharebased compensation arrangement by sharebased payment award options grant date of shares								1,450,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value								$ 20,048,000
Stock based compensation							$ 6,492,653	$ 12,690,373
Unrecognized stock based compensation							$ 8,115,000
Jet Token, Inc. [Member] | Two Thousand Eighteen Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation											25,000,000
Reserved for common stock future issuance						75,000,000	75,000,000	75,000,000
Jet Token, Inc. [Member] | Two Thousand And Twenty One Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation						5,000,000		5,000,000
Jet Token, Inc. [Member] | Star Engine Primary LLC [Member]
Class of Stock [Line Items]
Number of warrants or rights outstanding									1,666,667
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.30
Warrants earned value									$ 184,000
Warrants term									3 years
Jet Token, Inc. [Member] | Executive Chairman [Member]
Class of Stock [Line Items]
Stock issued shares, share exchange								6,646,667
Jet Token, Inc. [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Number of Shares, Exercised							1,000,000
Number of options, exercise price							$ 0.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value							$ 522,000
Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized							50,000,000
Preferred stock, par value							$ 0.0000001
Series Seed Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred share redemption shares			300,000				(300,000)
Preferred share redemption			$ 225,000				$ (9,000)
Common Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Common stock, shares authorized							500,000,000
Common stock, par value							$ 0.0000001
Preferred share redemption
Stock issued shares, share exchange								(6,646,667)
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross							8,178,000
Weighted average exercised							10 years
Number of options, exercise price							$ 0.75
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares							1,678,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value							$ 4,439,000
Common Stock [Member] | Jet Token, Inc. [Member] | Two Thousand Eighteen Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation						25,000,000	25,000,000	25,000,000
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized						400,000,000	400,000,000	400,000,000
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Common stock other shares outstanding						11,615,000	1,301,952	11,615,000
Temporary equity, shares outstanding						11,500,000	1,186,952	11,500,000
Common stock, shares, issued						115,000	115,000	115,000
Common stock outstanding						115,000	115,000	115,000
Number of Shares, Exercised	10,313,048
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Sale of Common Stock for cash, shares						11,615,000
Number of shares issued						$ 1,161
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized						40,000,000	40,000,000	40,000,000
Common stock, par value						$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares, issued						2,875,000	2,875,000	2,875,000
Common stock outstanding						2,875,000	2,875,000	2,875,000
Issued and outstanding shares of public offering percentage							20.00%
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued
Series Seed Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						10,000,000	10,000,000	10,000,000
Preferred stock, par value						$ 0.0000001	$ 0.0000001	$ 0.0000001
Preferred stock, shares issued						983,333	683,333	983,333
Preferred stock, shares outstanding						983,333	683,333	983,333
Common stock, shares authorized							300,000,000
Series CF Non-voting Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized						25,000,000	25,000,000	25,000,000
Preferred stock, shares issued						18,826,385		18,826,385
Preferred stock, shares outstanding						18,826,385		18,826,385
Series CF Preferred Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Undesignated preferred stock							15,000,000
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member]
Class of Stock [Line Items]
Common stock, shares authorized						200,000,000	200,000,000	200,000,000
Common stock, par value						$ 0.0000001	$ 0.0000001	$ 0.0000001
Common stock, shares, issued						42,169,330	46,089,886	42,169,330
Common stock outstanding						42,169,330	46,089,886	42,169,330
Preferred share redemption
Sale of Common Stock for cash, shares					33,333,333			2,625,446	31,402,755
Share price per				$ 0.75	$ 0.30
Proceeds from of common stock gross					$ 9,420,827		2,901,106	$ 1,969,085
Escrow deposit						$ 96,600	$ 15,544	$ 96,600	$ 522,966
Shares issued							61,894
Proceeds from issuance of units (net of offering costs)							$ 18,598
Number of shares issued, shares				29,173,333
Shares issued escrow funds							3,858,662
Stock issued shares, share exchange								6,646,667
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross		4,813,333
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member] | Two Thousand Eighteen Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation						50,000,000	50,000,000	50,000,000
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member] | Two Thousand And Twenty One Plan [Member]
Class of Stock [Line Items]
Issuance of share based compensation							15,000,000
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member] | Third Party [Member]
Class of Stock [Line Items]
Common stock other shares outstanding						1,494,462		1,494,462
Proceeds from of common stock gross								$ 448,339
Nonvoting Common Stock [Member] | Jet Token, Inc. [Member] | Maximum [Member]
Class of Stock [Line Items]
Number of shares issued				$ 21,880,000	$ 10,000,000